Benefit Plans (Net Periodic Benefit Cost (Income)) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - Pension [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service cost	$ 0.9	$ 1.5	$ 2.7	$ 4.5	$ 6.1	$ 5.7	$ 5.7
Interest cost	3.7	3.4	11.2	10.3	13.8	14.2	14.7
Expected return on assets	(5.0)	(5.3)	(15.0)	(15.9)	(21.2)	(22.8)	(22.8)
Defined Benefit Plan, Curtailments					0.0	5.6	5.7
Actuarial gain / (loss)	1.8	2.4	5.3	7.1	9.4	8.7	7.2
Prior service cost	0.4	0.4	1.3	1.1	1.4	1.5	3.0
Net Periodic benefit cost / (income) before adjustments					$ 9.5	$ 12.9	$ 13.5
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate					3.66%	4.28%	4.49%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets					6.25%	6.50%	6.50%
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 1.8	$ 2.4	$ 5.5	$ 7.1